New accounting principles not yet in effect (Tables)	12 Months Ended
Dec. 31, 2017
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Summary of Accounting Standards

The Entity has not applied the following new and revised IFRSs that have been issued but are not yet effective:

IFRS 9	Financial Instruments[1]
IFRS 15	Revenue from Contracts with Customers (and the related Clarifications)[1]
IFRS 16	Leases[2]
Amendments to IFRS 2	Classification and measurement of share-based payments [1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IAS 40	Transfers of Investment Property[1]

Annual Improvements to IFRS Standards 2014-2016 Cycle[1]

IFRIC 22	Foreign Currency Transactions and Advance Consideration[1]

1 Effective for annual periods beginning on or after 1 January 2018, with earlier application permitted.

2 Effective for annual periods beginning on or after 1 January 2019, with earlier application permitted.

3 Effective for annual periods beginning on or after a date to be determined.